INVENTORIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017	Mar. 31, 2016
Inventory [Line Items]
Crude oil and feedstocks	$ 1,307,816,000		$ 1,307,816,000		$ 1,102,007,000	$ 1,137,605,000
Refined products and blendstocks	1,235,980,000		1,235,980,000		1,267,861,000	1,098,746,000
Warehouse stock and other	94,490,000		94,490,000		89,680,000	55,257,000
Inventory, Gross	2,638,286,000		2,638,286,000		2,459,548,000	2,291,608,000
Lower of cost or market adjustment	(763,122,000)	$ 900,493,000	(763,122,000)	$ 900,493,000	(595,988,000)	(1,117,336,000)	$ 690,110,000	$ 612,027,000	$ (1,058,273,000)
Total inventories	1,875,164,000		1,875,164,000		1,863,560,000	1,174,272,000
Operating Income (Loss)	142,274,000	(209,254,000)	174,136,000	(179,255,000)	(387,689,000)	(265,952,000)	(115,149,000)
Net income	(205,376,000)	181,504,000	(270,916,000)	83,076,000	235,886,000	187,294,000	$ 21,117,000
Inventory, LIFO Reserve, Effect on Income, Net					11,746,000	0
Titled Inventory [Member]
Inventory [Line Items]
Crude oil and feedstocks	1,307,816,000		1,307,816,000		1,102,007,000	1,137,605,000
Refined products and blendstocks	935,041,000		935,041,000		915,397,000	687,389,000
Warehouse stock and other	94,490,000		94,490,000		89,680,000	55,257,000
Inventory, Gross	2,337,347,000		2,337,347,000		2,107,084,000	1,880,251,000
Lower of cost or market adjustment	(650,702,000)		(650,702,000)		(492,415,000)	(966,564,000)
Total inventories	1,686,645,000		1,686,645,000		1,614,669,000	913,687,000
Inventory Supply and Offtake Arrangements [Member]
Inventory [Line Items]
Crude oil and feedstocks	0		0		0	0
Refined products and blendstocks	300,939,000		300,939,000		352,464,000	411,357,000
Warehouse stock and other	0		0		0	0
Inventory, Gross	300,939,000		300,939,000		352,464,000	411,357,000
Lower of cost or market adjustment	(112,420,000)		(112,420,000)		(103,573,000)	(150,772,000)
Total inventories	188,519,000		188,519,000		248,891,000	260,585,000
Scenario, Adjustment [Member]
Inventory [Line Items]
Operating Income (Loss)	151,095,000	157,780,000	167,134,000	(216,843,000)	$ (521,348,000)	$ 427,226,000
Net income	$ 151,095,000	$ 157,780,000	$ 167,134,000	$ 216,843,000